                    U.S SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

-------------------------------------------------------------------------------
1.  Name and address of issuer:  The Sessions Group
                                 3435 Stelzer Road
                                 Columbus, Ohio 43219-3035
                                 ---------------------------------
-------------------------------------------------------------------------------
2.  Name of each series or class of funds for which this notice is filed:






                                  See Attached
-------------------------------------------------------------------------------
3.  Investment Company Act File Number:  811-5545
                                         --------------------------

    Securities Act File Number:  33-21489
                                 ------------------------

-------------------------------------------------------------------------------
4.  Last day of fiscal year for which this notice is filed:  June 30, 1997
                                                             --------------
-------------------------------------------------------------------------------
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                    [  ]
-------------------------------------------------------------------------------
6. Date of termination of issuer's declaration under rule 24f-2(a)(1). If applicable:

                           n/a
                           -------------------------
-------------------------------------------------------------------------------
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                                       Shares      19,795,142
                                                       Price     $219,606,224
                                                       ----------------------

-------------------------------------------------------------------------------
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2:

                                                       Shares     272,139,964
                                                       Price     $309,099,831
                                                       ----------------------
-------------------------------------------------------------------------------
9. Number and aggregate sale price of securities sold during the fiscal year:

                                                       Shares     733,607,412
                                                       Price   $1,557,656,989
                                                       ----------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                                       Shares     726,530,912
                                                       Price   $1,535,903,539
                                                       ----------------------
-------------------------------------------------------------------------------
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:
                                                       Shares               0
                                                       Price               $0
                                                       ----------------------
-------------------------------------------------------------------------------
12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24F-2:                 $1,535,903,539

   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans:                           $            0
                                                                 ------------

  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year:                                $  688,988,900
                                                                 ------------

   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing fees
        pursuant to rule 24E-2:                                $            0
                                                                 ------------

    (v) Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24F-2
                                                               $  846,914,639
                                                                 ------------
   (vi) Multiplier prescribed by Section 6(b) of the Securities
        Act of 1933 or other applicable law or regulation:
                                                                        /3300
                                                                 ------------

  (vii) Fee Due:                                               $   256,640.80
                                                                 ------------
-------------------------------------------------------------------------------
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
                                                               [ X ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                    08/26/97
-------------------------------------------------------------------------------
                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ George L. Stevens
                           ----------------------------------------------------

                           George L. Stevens, Secretary
                           ----------------------------------------------------

Date 08/25/97
     --------

*Please print the name and the title of the signing officer below the signature.

1) RIVERSIDE CAPITAL MONEY MARKET FUND

2) RIVERSIDE CAPITAL VALUE EQUITY FUND

3) RIVERSIDE CAPITAL FIXED INCOME FUND

4) RIVERSIDE CAPITAL TENNESSEE MUNICIPAL OBLIGATIONS FUND

5) RIVERSIDE CAPITAL GROWTH FUND

6) RIVERSIDE CAPITAL LOW DURATION GOVERNMENT SECURITIES FUND



1) KEYPREMIER PRIME MONEY MARKET FUND

2) KEYPREMIER PENNSYLVANIA MUNICIPAL BOND FUND

3) KEYPREMIER ESTABLISHED GROWTH FUND

4) KEYPREMIER INTERMEDIATE TERM INCOME FUND

5) KEYPREMIER AGGRESSIVE GROWTH FUND



1) 1ST SOURCE MONOGRAM DIVERSIFIED EQUITY FUND

2) 1ST SOURCE MONOGRAM SPECIAL EQUITY FUND

3) 1ST SOURCE MONOGRAM INCOME FUND

4) 1ST SOURCE MONOGRAM INCOME EQUITY FUND